RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	₽ 529,892	₽ 298,986
Financing cash flows	(120,448)	(25,924)
Operating cash flows	(15,392)	(14,436)
Acquisitions/Disposals	(8,877)	14,219
Foreign exchange movement	(4,576)	6,909
Other comprehensive income	789	2,564
Change in fair value	1,805	719
Effect of new standards on opening balance		137,753
Other changes	65,262	60,181
Change in retained earnings	74,302	48,921
Liabilities arising from financial activities - end of year	522,757	529,892
Notes
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	117,355	108,776
Financing cash flows	72,200	(472)
Foreign exchange movement	(5,668)	8,967
Other changes	48	84
Liabilities arising from financial activities - end of year	183,935	117,355
Bank and other loans
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	250,780	182,937
Financing cash flows	(93,640)	70,657
Acquisitions/Disposals	18	167
Foreign exchange movement	(1,057)	2,250
Other comprehensive income		22
Effect of new standards on opening balance		(2,983)
Other changes	3,283	(2,270)
Liabilities arising from financial activities - end of year	159,384	250,780
Finance lease obligation
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	160,552	11,857
Financing cash flows	(15,154)	(13,577)
Operating cash flows	(14,666)	(13,684)
Acquisitions/Disposals	(8,895)	690
Foreign exchange movement	(1,150)	(1,456)
Other comprehensive income	493	1,821
Effect of new standards on opening balance		140,736
Other changes	34,128	34,166
Liabilities arising from financial activities - end of year	155,308	160,552
Credit guarantee agreement related to foreign currency hedge
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year		996
Financing cash flows		(981)
Foreign exchange movement		(15)
Payables related to repurchase of common stock
Reconciliation of liabilities arising from financial activities
Financing cash flows	(15,922)	(22,655)
Other changes	15,922	22,655
Dividends payable
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	146	125
Financing cash flows	(52,505)	(50,054)
Other changes	1,137	1,154
Change in retained earnings	74,302	48,921
Liabilities arising from financial activities - end of year	23,080	146
Payable related to NCI purchase
Reconciliation of liabilities arising from financial activities
Financing cash flows		(101)
Other changes		101
Payables related to transactions under common control
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	120
Financing cash flows	(15,312)	(13,242)
Acquisitions/Disposals		13,362
Other changes	15,214
Liabilities arising from financial activities - end of year	22	120
Liability under put option agreement
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	3,735	2,424
Other comprehensive income		592
Change in fair value	1,805	719
Other changes	(5,467)
Liabilities arising from financial activities - end of year	73	3,735
Receivables related to sale of own shares
Reconciliation of liabilities arising from financial activities
Financing cash flows		89
Other changes		(89)
Hedge asset (net)
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	(2,796)	(8,129)
Financing cash flows	(115)	4,412
Operating cash flows	(726)	(752)
Foreign exchange movement	3,299	(2,837)
Other comprehensive income	296	129
Other changes	997	4,380
Liabilities arising from financial activities - end of year	₽ 955	₽ (2,796)